Revenue - Additional Information (Detail) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) Month	May 31, 2019 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed consideration of development agreement			$ 300
Variable consideration of development agreement			$ 300
Contract asset reversal amount	$ 300							$ 300
Upfront payment received		$ 3,000
Evaluation period of agreement | Month		24
Fixed upfront amount of transaction price		$ 3,000
Revenue from collaborative agreement								0	$ 200
Unbilled revenue	$ 0							0	200
Grant income				$ 250	$ 15	$ 500	$ 43	470	$ 172	$ 200
Customer A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant income								$ 2,000
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage				82.00%	86.00%	80.00%	79.00%	84.30%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage				18.00%	2.00%	20.00%	5.00%	15.70%	30.40%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage					12.00%		16.00%		69.60%